INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [Text Block]
Components of inventory	12-31-2023 ThU.S.$	12-31-2022 ThU.S.$
Raw materials	141,554	199,174
Production supplies	202,924	209,396
Work in progress	84,644	70,625
Finished goods	721,267	769,558
Spare parts	249,457	221,258
Total inventories	1,399,846	1,470,011